Deposits (Narrative) (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 JPY (¥)
Deposits [Line Items]
Time deposits, including certificates of deposits ("CDs"), issued in amount of JPY10 million or more, Domestic deposits	¥ 54,819,050		¥ 54,110,025
Minimum
Deposits [Line Items]
Issue amount of domestic time deposits in Japanese Yen	¥ 10
Issue amount of foreign time deposits in U.S. dollars | $		$ 100,000